ProFund VP Bear Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
None
Prospectus [Line Items]
Average Annual Return, Percent			(14.47%)	(11.20%)	(13.49%)
Performance Inception Date		Jan. 22, 2001

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.